CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES- (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Gross unrealized Losses on the marketable securities	$ 55.5	$ 123.4
Continuous Unrealized Loss Position	41.9	87.3
Prepaid Expenses and Other Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Interest receivable	$ 15.5	$ 15.6